Prepayment and other current assets, net (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Deductible VAT	¥ 541			¥ 1,625
Deposits	7,331			7,984
Receivables due from third-party online payment platforms	639			1,197
Staff advances	1,524			1,336
Prepaid promotion expenses	39,275			40,295
Receivable from borrowers for the guarantee payment to commercial bank	18,218			14,857
Advance to suppliers	7,700
Others	16,282			11,295
Less: provisions for prepayment and other current assets	(35,093)			(31,733)
Total prepayment and other current assets, net	56,417		$ 7,780	¥ 46,856
Provisions for prepayment and other current assets	¥ 3,360	¥ 3,648